Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Compensation Table Total for Jeffrey A. Miller(1) ($)	Compensation Actually Paid to Jeffrey A. Miller(1,2,3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1,2,3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	ROCE(5)
2025	16,525,407	18,843,234	5,994,577	6,701,011	163.76	181.72	1,292	8.9%
2024	18,326,343	12,133,301	6,231,656	4,480,799	152.98	175.53	2,516	16.1%
2023	19,911,392	20,834,868	7,358,140	7,347,798	199.13	198.71	2,662	18.1%
2022	23,402,317	64,585,671	8,040,278	19,847,918	212.88	194.98	1,595	12.3%
2021	23,591,982	33,778,483	9,206,791	12,042,514	121.99	120.74	1,468	13.4%

Company Selected Measure Name	Return on Capital Employed (ROCE)
Named Executive Officers, Footnote	Jeffrey A. Miller was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Eric J. Carre	Eric J. Carre	Eric J. Carre	Eric J. Carre	Eric J. Carre
Lance Loeffler	Lance Loeffler	Lawrence J. Pope	Van H. Beckwith	Van H. Beckwith
Joe D. Rainey	Lawrence J. Pope	Joe D. Rainey	Mark J. Richard	Mark J. Richard
Mark J. Richard	Joe D. Rainey	Mark J. Richard	J. Shannon Slocum	J. Shannon Slocum
	Mark J. Richard	Van H. Beckwith

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Philadelphia Oil Service Index (OSX), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025.
The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the
Company and in the OSX, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 16,525,407	$ 18,326,343	$ 19,911,392	$ 23,402,317	$ 23,591,982
PEO Actually Paid Compensation Amount	$ 18,843,234	12,133,301	20,834,868	64,585,671	33,778,483
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated using valuation methodology that is consistent with the equity awards that we accounted for under
FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Jeffrey A. Miller ($)	Exclusion of Stock Awards for Jeffrey A. Miller ($)	Inclusion of Equity Values for Jeffrey A. Miller ($)	Compensation Actually Paid to Jeffrey A. Miller ($)
2025	16,525,407	(7,992,782)	10,310,609	18,843,234
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jeffrey A. Miller ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jeffrey A. Miller ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jeffrey A. Miller ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jeffrey A. Miller ($)	Total - Inclusion of Equity Values for Jeffrey A. Miller ($)
2025	8,296,108	3,528,861	—	(1,514,360)	10,310,609

Non-PEO NEO Average Total Compensation Amount	$ 5,994,577	6,231,656	7,358,140	8,040,278	9,206,791
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,701,011	4,480,799	7,347,798	19,847,918	12,042,514
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated using valuation methodology that is consistent with the equity awards that we accounted for under
FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	5,994,577	(2,304,138)	3,010,572	6,701,011

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,391,579	1,036,260	—	(417,267)	3,010,572

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of
Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of
Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of
Compensation Actually Paid to our Non-PEO NEOs, and our ROCE during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the Philadelphia Oil Service Index (OSX) over the same period.
Tabular List, Table

Most Important Financial Performance Measures
Return on Capital Employed
Net Operating Profit After Taxes
Asset Turns
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 163.76	152.98	199.13	212.88	121.99
Peer Group Total Shareholder Return Amount	181.72	175.53	198.71	194.98	120.74
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 1,292,000,000	$ 2,516,000,000	$ 2,662,000,000	$ 1,595,000,000	$ 1,468,000,000
Company Selected Measure Amount	0.089	0.161	0.181	0.123	0.134
PEO Name	Jeffrey A. Miller	Jeffrey A. Miller	Jeffrey A. Miller	Jeffrey A. Miller	Jeffrey A. Miller
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary
Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Name	Return on Capital Employed
Non-GAAP Measure Description	We determined Return on Capital Employed (ROCE) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025, as we did in 2022-2024. More information on
ROCE can be found in the Long-Term Incentives section of Compensation Discussion and Analysis. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Operating Profit After Taxes
Measure:: 3
Pay vs Performance Disclosure
Name	Asset Turns
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,992,782)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,310,609
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,296,108
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,528,861
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,514,360)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,304,138)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,010,572
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,391,579
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,036,260
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (417,267)